Pension plan obligations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	R$ (5,081,485)	R$ (4,717,463)
Current service cost	(35,951)	(41,440)
Interest cost	(463,992)	(532,997)
Actuarial (gains)/losses recorded as other comprehensive income	852,128	(206,306)
Benefits paid	462,217	416,721
Defined benefit obligation, ending	(4,267,083)	(5,081,485)	R$ (4,717,463)
Fair value of the plan's assets, beginning	2,938,614	2,567,272
Expected return of the plans assets	274,265	294,788
Companys contributions	39,676	40,898
Participants contributions	30,180	35,443
Benefits paid	(240,667)	(202,676)
Actuarial gains/(losses) recorded as other comprehensive income	(573,886)	202,889
Fair value of the plan's assets, ending	2,468,182	2,938,614	2,567,272
Asset ceiling	(132,244)
(Deficit)/Surplus	(1,931,145)	(2,142,871)
G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	(2,982,863)	(2,715,388)
Current service cost	(35,951)	(41,440)
Interest cost	(274,718)	(307,777)
Actuarial (gains)/losses recorded as other comprehensive income	716,927	(120,934)
Benefits paid	240,667	202,676
Defined benefit obligation, ending	(2,335,938)	(2,982,863)	(2,715,388)
Fair value of the plan's assets, beginning	2,938,614	2,567,272
Expected return of the plans assets	274,265	294,788
Companys contributions	39,676	40,898
Participants contributions	30,180	35,443
Benefits paid	(240,667)	(202,676)
Actuarial gains/(losses) recorded as other comprehensive income	(573,886)	202,889
Fair value of the plan's assets, ending	2,468,182	2,938,614	2,567,272
Asset ceiling	(132,244)
(Deficit)/Surplus		(44,249)
G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	(2,098,622)	(2,002,075)
Current service cost
Interest cost	(189,274)	(225,220)
Actuarial (gains)/losses recorded as other comprehensive income	135,201	(85,372)
Benefits paid	221,550	214,045
Defined benefit obligation, ending	(1,931,145)	(2,098,622)	(2,002,075)
Fair value of the plan's assets, beginning
Expected return of the plans assets
Companys contributions
Participants contributions
Benefits paid
Actuarial gains/(losses) recorded as other comprehensive income
Fair value of the plan's assets, ending
Asset ceiling
(Deficit)/Surplus	R$ (1,931,145)	R$ (2,098,622)